Other Assets - Schedule of Other Assets (Details) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
CURRENT ASSETS
Prepayments	$ 155,890	$ 58,025
Tax recoverable	442,029	619,932
Other current assets	560,389	321,203
Total other current assets	$ 1,158,308	$ 999,160